UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 11, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $1,930,593 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    85146   945960 SH       SOLE                   810960            135000
Accenture Ltd.              COM                 G1150G111    26586   967475 SH       SOLE                   831275            136200
American International GroupCOM                 026874107    95620  1341471 SH       SOLE                  1150697            190774
American International GroupCOM                 026874107     7521   105512 SH       DEFINED 01             105512
American Standard Companies COM                 029712106    95841  2377600 SH       SOLE                  2042100            335500
American Standard Companies COM                 029712106     6470   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    25284   879145 SH       SOLE                   751945            127200
Avery Dennison Corp.        COM                 053611109    34568   540035 SH       SOLE                   476435             63600
Baker Hughes Inc.           COM                 057224107    12980   344755 SH       SOLE                   295555             49200
Bank of America Corp.       COM                 060505104     8462   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104    45133   533365 SH       SOLE                   460265             73100
Bank of New York Inc.       COM                 064057102    27547   934425 SH       SOLE                   798225            136200
Baxter International Inc.   COM                 071813109     5246   152000 SH       DEFINED 01             152000
Baxter International Inc.   COM                 071813109    40857  1183920 SH       SOLE                  1020420            163500
Black & Decker Corp         COM                 091797100    46639   750675 SH       SOLE                   642875            107800
Black & Decker Corp         COM                 091797100     6841   110100 SH       DEFINED 01             110100
Bombardier Inc. Cl B        COM                 097751200     1502   500000 SH       DEFINED 01             500000
BP PLC ADR                  COM                 055622104     1607    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    58424  1431970 SH       SOLE                  1218470            213500
Cardinal Health Inc.        COM                 14149Y108    34054   486145 SH       SOLE                   418045             68100
Cendant Corp.               COM                 151313103    37624  1536945 SH       SOLE                  1318845            218100
Cendant Corp.               COM                 151313103     4284   175000 SH       DEFINED 01             175000
Cigna Corp                  COM                 125509109     6537    95000 SH       DEFINED 01              95000
Cigna Corp                  COM                 125509109    63688   925566 SH       SOLE                   793766            131800
CIT Group Inc.              COM                 125581108     6203   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    92819  1996098 SH       SOLE                  1717472            278626
Citigroup Inc.              COM                 172967101     5228   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     4577    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102    34424   706865 SH       SOLE                   602565            104300
Cooper Cameron Corp.        COM                 216640102     9740   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100     4202   100000 SH       DEFINED 01             100000
CVS Corporation             COM                 126650100    55087  1310965 SH       SOLE                  1120565            190400
Darden Restaurants Inc.     COM                 237194105    26656  1297130 SH       SOLE                  1109230            187900
Darden Restaurants Inc.     COM                 237194105     2569   125000 SH       DEFINED 01             125000
Eaton Corp.                 COM                 278058102    48815   754010 SH       SOLE                   645010            109000
Fisher Scientific Intl.     COM                 338032204     1672    28950 SH       SOLE                    28950
Fox Entertainment Group Inc.COM                 35138T107    30912  1157760 SH       SOLE                   989660            168100
Garmin Ltd.                 COM                 372601099     3704   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    59085   627500 SH       SOLE                   533700             93800
HCA Inc.                    COM                 404119109    40413   971695 SH       SOLE                   835495            136200
Illinois Tool Works         COM                 452308109    43629   454995 SH       SOLE                   390395             64600
Int'l Business Machines     COM                 459200101    50639   574460 SH       SOLE                   492660             81800
J.C. Penney Co. Inc.        COM                 708160106    39035  1033755 SH       SOLE                   887455            146300
J.C. Penney Co. Inc.        COM                 708160106     3210    85000 SH       DEFINED 01              85000
Janus Capital Group Inc.    COM                 47102X105    19301  1170480 SH       SOLE                  1010680            159800
JP Morgan Chase & Co.       COM                 46625H100     1783    46000 SH       SOLE                    46000
Koninklijke Philips Electr. COM                 500472303    21633   795322 SH       SOLE                   682022            113300
Laboratory Corp of America  COM                 50540R409    38488   969475 SH       SOLE                   828875            140600
Laboratory Corp of America  COM                 50540R409     3970   100000 SH       DEFINED 01             100000
Mattel Inc.                 COM                 577081102    45017  2466705 SH       SOLE                  2116605            350100
Mattel Inc.                 COM                 577081102     3650   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    49951  1748980 SH       SOLE                  1502080            246900
Microsoft Corp.             COM                 594918104     2856   100000 SH       DEFINED 01             100000
Motorola Inc.               COM                 620076109      182    10000 SH       SOLE                    10000
National-Oilwell Inc.       COM                 637071101     1518    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    44922   593025 SH       SOLE                   507225             85800
Pactiv Corporation          COM                 695257105      125     5000 SH       SOLE                     5000
Pactiv Corporation          COM                 695257105     2494   100000 SH       DEFINED 01             100000
Pentair Inc.                COM                 709631105    36507  1085240 SH       SOLE                   930440            154800
Pentair Inc.                COM                 709631105     4037   120000 SH       DEFINED 01             120000
Schlumberger Ltd.           COM                 806857108    23950   377108 SH       SOLE                   322408             54700
SPX Corp.                   COM                 784635104    45089   970910 SH       SOLE                   830810            140100
SPX Corp.                   COM                 784635104     5480   118000 SH       DEFINED 01             118000
Texas Instruments Inc.      COM                 882508104     2418   100000 SH       DEFINED 01             100000
The Scotts Company Cl A     COM                 810186106      287     4500 SH       SOLE                     4500
Titan Corp.                 COM                 888266103     2596   200000 SH       DEFINED 01             200000
Viacom Inc Cl B             COM                 925524308    56376  1578280 SH       SOLE                  1354380            223900
Viacom Inc Cl B             COM                 925524308     5894   165000 SH       DEFINED 01             165000
Walt Disney Co.             COM                 254687106    41450  1626125 SH       SOLE                  1392525            233600
Wells Fargo & Co.           COM                 949746101    35576   621638 SH       SOLE                   529738             91900
Wells Fargo & Co.           COM                 949746101     5723   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    32989   480890 SH       SOLE                   412790             68100
Whirlpool Inc.              COM                 963320106     4212    61400 SH       DEFINED 01              61400
Yellow Roadway Corp         COM                 985577105      343     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105     7972   200000 SH       DEFINED 01             200000
York Intl Corp New          COM                 986670107    42724  1040265 SH       SOLE                   894940            145325